Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,880,000.00
Total Fee Amount	2,338.56
Total Offset Amount	0.00
Net Fee	$ 2,338.56
Offering Table N/A
Offset Table N/A	N/A